OPERATING LEASES	12 Months Ended
Dec. 31, 2023
OPERATING LEASES
OPERATING LEASES

20. OPERATING LEASES

The Group leases its facilities and offices under non-cancelable operating lease agreements. For the years ended December 31, 2021, 2022 and 2023, the operating lease cost were RMB11,947,682, RMB9,352,700 and RMB7,549,026, respectively, and the short-term lease cost were RMB1,357,660, RMB847,735 and RMB1,480,259, respectively. There were no leasing costs other than operating lease costs or short-term lease costs.

A summary of supplemental information related to operating leases as of December 31, 2022 and 2023 was as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Operating lease right-of-use assets	86,597,121	76,821,285

Operating lease liabilities—current (Note 12)	7,743,648	5,094,066
Operating lease liabilities—non-current	7,569,128	280,421
Total operating lease liabilities	15,312,776	5,374,487

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of operating lease liabilities	9,569,023	8,046,828	7,711,479
Right-of-use assets obtained in exchange for new operating lease liabilities	10,201,553	921,405	3,744,607
Right-of-use assets obtained in exchange for prepayment for land use right	26,550,000	—	—
Modification to right-of-use assets	(11,469,923)	—	(5,217,099)

The weighted average remaining lease term as of December 31, 2023 was 1.1 years, and the weighted average discount rate of the operating leases was 3.92%.

Maturities of lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2023 were as follows:

As of December 31, 2023
RMB
Within 1 year	5,176,941
After 1 year but within 2 years	284,407
Total undiscounted lease payment	5,461,348
less: Imputed interest	(86,861)
Present value of lease liabilities	5,374,487

As of December 31, 2023, the Group has no significant lease contract that has been entered into but not yet commenced.